Financial Risk Management - Change in debts to credit institutes (Details) - Liquidity risk - Debt to credit institutions - EUR (€) € in Thousands	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Financial risk management
Beginning balance	€ (571,017)	€ (339,373)	€ (205,572)
Ending balance	€ (1,198,385)	€ (571,017)	€ (339,373)